Significant Accounting Policies (Details) - Schedule of revenue from contracts with customers - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue, Major Customer [Line Items]
Total Revenue	$ 674,580	$ 59,749
Enterprise [Member]
Revenue, Major Customer [Line Items]
Total Revenue	553,703
K12 [Member]
Revenue, Major Customer [Line Items]
Total Revenue	67,895
University [Member]
Revenue, Major Customer [Line Items]
Total Revenue	$ 52,982	$ 59,749